Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2015
Fair Value of Financial Instruments
Table summarizing the carrying amounts and fair values of financial instruments which are not carried at fair value

Disclosure
	September 30, 2015
	Carrying amount	Fair Value
Investment in receivables, net	$8,305,178	$8,385,612
Revolving credit facility	164,500,000	164,500,000
Secured debt facilities	39,704,988	39,704,988

	December 31,
	2014		2013
	Carrying amount	Fair Value	Carrying amount	Fair Value
Investment in receivables, net	$8,665,274	$8,665,274	$9,085,281	$9,085,281
Revolving credit facility	74,000,000	74,000,000	—	—
Secured debt facilities	70,782,005	70,782,005	139,635,210	139,635,210

Assets and liabilities measured at fair value on a recurring basis

	September 30,	December 31,
	2015	2014	2013
Derivative assets	$—	$—	$459,278
Derivative liabilities	2,400,877	377,304	193,101

Assets and liabilities measured at fair value on a nonrecurring basis

		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable Inputs	Unobservable Inputs
	Total	Identical Assets	(Level 2)	(Level 3)
Impaired real property interests at September 30, 2015	$—	$—	$—	$—
Impaired real property interests at December 31, 2014	—	—	—	—
Impaired real property interests at December 31, 2013	149,555	—	—	149,555